Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2023 HKD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Generated net loss	$ 6,987,360	$ 892,292
Amount of operating activities	$ 4,020,297	$ 513,395
Price per share published | (per share)	$ 7.8308	$ 1
Percentage of related party transaction	10.00%	10.00%
Deferred offering costs (in Dollars)	$ 18,758,367		$ 18,758,367				$ 2,395,460
Fair value of the underlying asset	90.00%	90.00%
Deferred costs (in Dollars)	$ 2,088,175		2,088,175		1,828,776
Impairment of long-lived assets (in Dollars)
Revenue recognized			$ 297,883	$ 38,040	1,703,815	$ 1,026,500
Tax benefit	50.00%	50.00%
Advertising expenses	$ 93,861	$ 11,986			$ 32,517	$ 17,425
Percentage of accounts receivable					100.00%
Computer hareware [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years		5 years				5 years
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Capitalized amount (in Dollars)							$ 20,629,434
Deferred offering costs (in Dollars)							$ 2,634,396
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	80.00%	80.00%
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	35.00%	35.00%				27.00%
Customer One [Member] | Predecessor [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage					33.00%	47.00%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	10.00%	10.00%
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	33.00%	33.00%				24.00%
Customer Two [Member] | Predecessor [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage					31.00%	35.00%
Customer Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	16.00%	16.00%				21.00%
Customer Three [Member] | Predecessor [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage					25.00%	18.00%
Supplier One [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	20.00%	20.00%
Supplier One [Member] | Accounted [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage					25.00%	39.00%
Supplier Two [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	13.00%	13.00%
Supplier Two [Member] | Accounted [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage					12.00%	17.00%
Supplier Three [Member] | Accounted [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage					25.00%
Business Combinations [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest percentage	100.00%		100.00%				100.00%